Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 71,098	$ 40,672
Amounts receivable and prepayments	9,603	7,024
Other financial assets	9,906	13,672
Loans receivable		9,688
Inventory		1,372
Current assets	90,607	72,428
Mineral interests	1,228,171	1,225,233
Loans receivable	11,096
Other assets	4,547	3,151
Deferred income tax	2,610	2,597
Non-current assets	1,246,424	1,230,981
TOTAL ASSETS	1,337,031	1,303,409
Liabilities
Amounts payable and other liabilities	11,320	3,866
Lease obligation - current	277	270
Income tax payable	989	334
Current liabilities	12,586	4,470
Lease obligation - non current	1,640	857
Deferred income tax	1,485	2,434
Other non-current liabilities	2,841	1,026
Non-current liabilities	5,966	4,317
Shareholders' equity
Share capital	1,250,194	1,253,013
Retained earnings	63,670	40,298
Other	4,615	1,311
Shareholders' equity	1,318,479	1,294,622
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,337,031	$ 1,303,409